Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.27%	2.04%
Net Unrealized Appreciation/(Depreciation)	$ 5,065,066	$ 4,259,854
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.53%	1.28%
Net Unrealized Appreciation/(Depreciation)	$ 3,403,431	$ 2,662,171
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.74%	0.76%
Net Unrealized Appreciation/(Depreciation)	$ 1,661,635	$ 1,597,683
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.61%	0.35%
Net Unrealized Appreciation/(Depreciation)	$ 3,596,861	$ 722,862
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 63,669
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (2,530)	$ 48
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.00%	(0.14%)
Net Unrealized Appreciation/(Depreciation)	$ 2,235,827	$ (298,622)
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 1,910
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	0.19%
Net Unrealized Appreciation/(Depreciation)	$ 126,739	$ 397,044
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.02%
Net Unrealized Appreciation/(Depreciation)	$ (9,610)	$ 41,390
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.53%	0.28%
Net Unrealized Appreciation/(Depreciation)	$ 1,180,856	$ 583,002
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.31%)	(0.53%)
Net Unrealized Appreciation/(Depreciation)	$ (683,199)	$ (1,104,035)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.08%)	0.93%
Net Unrealized Appreciation/(Depreciation)	$ (193,430)	$ 1,939,309
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.04%)	0.72%
Net Unrealized Appreciation/(Depreciation)	$ (93,838)	$ 1,506,235
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	0.16%
Net Unrealized Appreciation/(Depreciation)	$ 31,414	$ 336,795
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (31,386)	$ (1,156)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ (2,700)	$ (88,790)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.10%	0.08%
Net Unrealized Appreciation/(Depreciation)	$ 220,431	$ 173,334
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	$ (7,206)	$ (73,715)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.14%)	0.04%
Net Unrealized Appreciation/(Depreciation)	$ (310,145)	$ 86,606
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.05%	1.29%
Net Unrealized Appreciation/(Depreciation)	$ 2,344,834	$ 2,701,718